Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
Effective October 1, 1969, Wilmington Savings Fund Society, FSB (WSFS), a wholly owned subsidiary of WSFS Financial Corporation (the Company), established and adopted the WSFS Financial Corporation Section 401(k) Savings and Retirement Plan (the Plan) for the benefit of its eligible employees (Associates).
WSFS is the Plan Administrator. Empower Trust Company is the Plan trustee and custodian, and Empower Retirement (Empower) is the Plan record-keeper.
The Plan is a defined contribution plan covering eligible employees as defined below. The Plan is a qualified defined contribution retirement plan with a cash or deferred arrangement under Internal Revenue Code Sections 401(a) and 401(k), respectively, and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
On January 1, 2017, the Plan was amended to adopt the safe harbor matching contribution provisions of the Internal Revenue Code (IRC), which provides for Employer Safe Harbor Matching Contributions of 100% of the first 5% of participants' contributions (Safe Harbor Matching Contributions). As a result of this amendment, all regular matching contributions for participants employed on January 1, 2017 and all Safe Harbor Matching Contributions are 100% vested immediately. With this election, the Plan is not subject to annual non-discrimination testing because, in lieu of testing, the employer deposits a mandatory percentage of fully vested matching contributions. In addition, effective January 1, 2017, participant loans are no longer offered by the Plan.
Effective January 1, 2024, the Plan was amended and participants can elect to make post-tax Roth contributions. Effective August 1, 2025, in accordance with the Setting Every Community Up for Retirement Enhancement Act of 2019 (‘SECURE Act’) and subsequent legislation, the Plan was amended to increase the cash-out limit for mandatory distributions to $7,000.
The following description of the Plan provides only general information. Participants should refer to the plan document or the summary plan description for a more complete description of the Plan’s provisions.
Eligibility
Certain full and part-time regular Associates of the Company and its subsidiaries (the Employers) who have completed 30 days of continuous service and are at least 21 years old are eligible to participate in the Plan. Peak-time Associates, interns, temporary employees, leased employees, and nonresident aliens are not eligible to participate in the Plan, except as may otherwise be required to preserve the qualified status of the Plan.
Contributions
Participant Contributions: Under the Plan, participants may elect to make pre-tax and/or post-tax Roth contributions of 1% to 70% of their total annual compensation, not to exceed $23,500 in 2025 and $23,000 in 2024 in accordance with the Internal Revenue Service (IRS) regulations. Participants who were 50 years of age or older at December 31, 2025 and 2024, were eligible to make additional elective deferral contributions of $7,500 in 2025 and 2024.
Participants may elect to start, increase, reduce or suspend contributions at any time during the year. Changes to a participant's contribution percentage are effective as of the next first pay period of the month or as soon as administratively possible. Contributions made by participants are credited to their individual accounts and are made on a pre-tax and/or post-tax basis, depending on participant elections, assuming applicable regulations set forth in the IRC are satisfied. The Plan includes an auto-enrollment provision whereby all newly eligible Associates are automatically enrolled in the Plan unless they affirmatively elect not to participate. The contribution percentage at automatic enrollment is 4% of the participant's eligible compensation. If the participant has not selected an investment option, the contributions are invested in the Plan’s default option, which is the American Funds Target Date Retirement Fund having the target retirement date closest to the participant's 65th birthday.
Employers' Contributions: All contributions made by the Employers on the participants’ behalf are made on a pre-tax basis. The Employers’ contributions are comprised of the following:
Employers’ Matching Contribution: The Plan includes a Safe Harbor Matching Contribution that requires the Employers match 100% of the Associate’s contribution up to 5% of total compensation. The matching contribution is made in cash and participants are able to direct the investment of the contribution. If they choose not to direct the matching contribution, the contribution will be invested in the default option as defined in Participant Contributions. Participants can make changes to their investment elections at any time.
Employers’ Profit Sharing Contribution: The Board of Directors, at its discretion, may award Participants a discretionary profit sharing contribution at the end of the plan year. Associates must complete 1,000 hours of service during the Plan year and be employed by the Company on the last day of the Plan year to be eligible. For the years ending December 31, 2025 and 2024, WSFS did not make a profit sharing contribution.
Associates’ Rollover Account Contributions: In its sole discretion, the Plan Administrator may authorize the Plan to accept rollover contributions of cash from any Associate, whether or not the Associate is eligible to participate in the Plan, or a direct rollover contribution of an eligible distribution from another qualified plan. At all times, an Associate who makes a rollover or direct rollover contribution has a 100% non-forfeitable interest in those contributions.
Participants’ Accounts
Participants’ accounts are credited for their contributions and the Employers’ contributions made on their behalf. Participants’ accounts are also adjusted by an allocation of the earnings or losses of the Plan fund in which each participant’s account is invested based on the change in unit share price of the applicable fund. For the money market fund, participants' account balances are adjusted based on the ratio of the account balance to the total of all participants’ account balances in that fund.
Vesting
All participant contributions and related earnings and losses are 100% vested and are not subject to forfeiture for any reason. Beginning on January 1, 2017, as a result of the safe harbor election, Safe Harbor Matching Contributions and related earnings and losses are 100% vested for active participants.
Prior to January 1, 2017, employers' matching contributions and related earnings and losses were subject to less than 100% vesting. These contributions vested at a rate of 20% per year of service attained by the participant, or under any of the following circumstances: attainment of normal retirement age while an employee, death while an employee, or becoming disabled while an employee. A year of service required a minimum of 1,000 hours of service.
Unvested balances became unallocated forfeitures to the Plan after a period of five consecutive one-year breaks in service immediately after termination by the participant. Unvested balances forfeited by participants can be used to reduce future Employers' matching contributions or pay plan expenses. Unallocated forfeitures were $318 and $16,769 at December 31, 2025 and 2024, respectively. During 2025, $29,132 of forfeitures were used to reduce matching contributions compared to $9,331 in 2024. In 2025, $1,500 of forfeitures were used to reduce plan expenses compared to $12,997 in 2024.
Withdrawals
Participants’ accounts are segregated between pre-January 1, 1988 and post-January 1, 1988 contributions. Participant contributions made subsequent to January 1, 1988 are made on a pre-tax basis. Effective January 1, 2024, participants may elect to make Roth contributions. Withdrawals are subject to taxes and, in certain instances, penalties as set forth in the IRC. Effective January 1, 1993, the Plan is required to withhold federal income taxes at a flat rate of 20% on the taxable portion of rollover eligible withdrawals that are not directly rolled over into an Individual Retirement Account (IRA) or another qualified retirement plan. This withholding tax does not apply to required minimum distributions and annuity payments. Participant interest payments on loans are made on a post-tax basis but are taxed as earnings when distributed. Hardship withdrawals are processed pro-rata, pulled equally between pre-tax and Roth funds.
Under the Plan, participants may request hardship withdrawals of vested contributions (but not income earned on contributions after December 31, 1988). Hardship withdrawals must be approved by the Plan Administrator and can only be made for one of the following reasons:
•Certain expenses incurred or necessary for medical care for the participant, their spouse, children or dependents;
•The purchase (excluding mortgage payments) of a principal residence for the participant;
•Payment of tuition and related educational fees for the next 12 months of post-secondary education for the participant or their spouse, children, or dependents;
•The need to prevent the eviction from the participant's principal residence (or a foreclosure on the mortgage on the participant's principal residence);
•Payments for burial or funeral expenses for the participant's deceased parent, spouse, children or dependents;
•Expenses for the repair of damage to the principal residence of the participant that would qualify for a casualty deduction;
•Expenses incurred on account of a federally declared disaster; or
•Any other reason authorized as a safe harbor by the IRS.
Notes Receivable from Participants
Prior to January 1, 2017, participants could elect to borrow a minimum of $1,000 and up to a maximum of the lesser of $50,000 or 50% of their vested account balance. The interest rate on loans is the prime rate plus 1% at the time of borrowing. Interest paid on outstanding loans is added to the participant’s account balance. Loans are secured by the participant’s account balance in the Plan. Principal and interest payments are paid through payroll deductions. The current value of the notes receivable from participants represents unpaid principal plus any accrued but unpaid interest. As of December 31, 2025, there were no notes receivable from participants. The interest rate on the notes receivable from participants was 4.25% during 2025. Management has evaluated participant notes receivable for collectability and has determined that no allowance for uncollectible notes is necessary. Effective January 1, 2017, participant loans are no longer offered by the Plan.
Plan Expenses
Expenses relating to the administration of the Plan are generally paid with the earnings and receipts of the Plan investments. Participants pay fees at the Plan and fund levels. The participant Plan fee is an asset fee charged by Empower of 8 basis points (annualized) calculated on the market value at month-end of the total plan assets in the participant's account. The fund level fee paid by Participants is based on the expense percentage of each individual fund calculated on the market value at month-end of the total plan assets in the participant's account. WSFS pays third-party administration Plan fees. Costs incurred by the Plan relating to voluntary removal of funds in the form of loan proceeds or withdrawals are paid by the participants taking the loan or withdrawal.
Payment of Benefits
Any participant who separates from service for any reason, excluding death, is entitled to receive their vested interest in their account balance. This distribution can be made as a lump-sum payment, rollover to an IRA, or rollover to the qualified plan of a new employer. Upon the death of a participant prior to payment of all retirement benefits, the participant’s vested account balance is paid to the participant’s beneficiary in accordance with the plan document.
Plan Termination
Although WSFS has not expressed any intention to terminate the Plan, it may do so at any time. Upon the complete discontinuation of contributions to the Plan, or the complete or partial termination of the Plan, the rights of all affected Associates under the Plan shall become fully vested and nonforfeitable.